Capital Stock	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Capital Stock
Capital Stock
The authorized capital stock of Teekay at September 30, 2018 and December 31, 2017 was 25 million shares of preferred stock, with a par value of $1 per share, and 725 million shares of common stock, with a par value of $0.001 per share. As at September 30, 2018, Teekay had no shares of preferred stock issued.

During the nine months ended September 30, 2018, Teekay completed a public offering of 10.0 million common shares priced at $9.75 per share, raising net proceeds of approximately $93.0 million, issued 1.1 million shares of common stock as part of a continuous offering program, generating net proceeds of $10.7 million, and issued 0.2 million shares of common stock pursuant to stock options, restricted stock units and restricted stock awards.

During the nine months ended September 30, 2018 and 2017, the Company granted 1,048,916 and 732,314 stock options with exercise prices of $8.67 and $10.18 per share, respectively, 625,878 and 344,319 restricted stock units with fair values of $5.4 million and $3.5 million, respectively, and 79,869 and 89,387 shares of restricted stock awards with fair values of $0.7 million and $0.9 million, respectively, to certain of the Company’s employees and directors. Each stock option has a ten-year term and vests equally over three years from the grant date. Each restricted stock unit and restricted stock award is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Upon vesting, the value of the restricted stock units and restricted stock awards are paid to each grantee in the form of shares.

The weighted-average grant-date fair value of stock options granted during March 2018 was $4.21 per stock option. The fair value of each stock option granted was estimated on the grant date using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the stock options granted: expected volatility of 64.8%; expected life of 5.5 years; dividend yield of 2.5%; risk-free interest rate of 2.6%; and estimated forfeiture rate of 7.4%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

Share-based Compensation of Subsidiaries and Equity-Accounted Investments

During the nine months ended September 30, 2018 and 2017, 293,770 and 56,950 common units of Teekay Offshore, respectively, 17,498 and 17,345 common units of Teekay LNG, respectively, and 168,029 and nil shares of Class A common stock of Teekay Tankers, respectively, with aggregate values of $1.3 million and $0.6 million, respectively, were granted and issued to the non-management directors of the general partners of Teekay Offshore and Teekay LNG and the non-management directors of Teekay Tankers as part of their annual compensation for 2018 and 2017.

Teekay Offshore, Teekay LNG and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay Offshore's and Teekay’s subsidiaries that provide services to Teekay Offshore, Teekay LNG and Teekay Tankers. During the nine months ended September 30, 2018 and 2017, Teekay Offshore and Teekay LNG granted phantom unit awards and Teekay Tankers granted restricted stock-based compensation awards with respect to 1,424,058 and 321,318 common units of Teekay Offshore, 62,283 and 60,809 common units of Teekay LNG and 762,640 and 382,437 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $5.8 million and $3.5 million, respectively, based on Teekay Offshore, Teekay LNG and Teekay Tankers’ closing unit or stock prices on the grant dates. Each phantom unit or restricted stock unit is equal in value to one of Teekay Offshore’s, Teekay LNG’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax.

During March 2018, Teekay Tankers granted 736,327 and 504,097 stock options with an exercise price of $1.22 per share to officers and non-management directors of Teekay Tankers, respectively. During March 2017, Teekay Tankers granted 486,329 and 396,412 stock options with an exercise price of $2.23 per share to officers and non-management directors of Teekay Tankers, respectively. Each stock option has a ten-year term and vests equally over three years from the grant date.